FINANCING EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance expenses breakdown
Interest on debt	$ 884	$ 825
Interest on lease liabilities	166	172
Capitalized interest at 4.8% ( 2019- 5.3%)	(120)	(122)
Interest expense	930	875
Interest on partnership liability	52	55
Interest on pension and other post-retirement benefits	54	59
Accretion	278	270
Foreign exchange gain on U.S. dollar denominated debt	(312)	(624)
Operational foreign exchange and other	(6)	(2)
Total Financing expenses	$ 996	$ 633
Debt instrument interest percentage	4.80%	5.30%